Intangible Assets (Details Narrative) - USD ($)	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Developed software cost	$ 92,493	$ 40,600	$ 0